Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts payable and accrued expenses
Accounts payable and accrued expenses consisted of the following:

	December 31,
	2014	2013
	(Dollars in millions)
Trade accounts payable	$461.7	$483.0
Commodity and foreign currency hedge contracts	341.1	213.9
Other accrued expenses	298.8	267.3
Accrued payroll and related benefits	268.7	248.0
Accrued taxes other than income	175.3	223.5
Payable to voluntary employee beneficiary association for certain Patriot retirees (1)	75.0	20.0
Accrued royalties	61.5	67.1
Accrued interest	48.4	47.9
Asset retirement obligations	30.2	21.0
Accrued environmental cleanup-related costs	19.4	18.3
Workers’ compensation obligations	10.9	10.0
Income taxes payable	3.3	3.8
Accrued health care insurance	2.4	7.1
Liabilities associated with discontinued operations	12.5	133.1
Total accounts payable and accrued expenses	$1,809.2	$1,764.0

(1)	Refer to Note 25. "Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation" herein for additional details related to this transaction.